Income Taxes	9 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

18. Income Taxes

The provision for income taxes for the three months ended December 31, 2016 and 2015 was $0.4 million and $0.1 million, respectively, on loss before income taxes of $3.0 million and $1.1 million, respectively. The provision for income taxes for the three months ended December 31, 2016 and 2015 was primarily attributable to our South African entity.

The provision for income taxes for the nine months ended December 31, 2016 and 2015 was $1.2 million and $0.3 million, respectively, on loss before income taxes of $1.6 million and $1.0 million, respectively. The provision for income taxes for the nine months ended December 31, 2016 and 2015 was primarily attributable to our South African entity.

In assessing our ability to realize our net deferred tax assets, we considered various factors including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent financial operations, to determine whether it is more likely than not that some portion or all of our net deferred tax assets will not be realized. Based upon these factors, we have determined that the uncertainty regarding the realization of these assets is sufficient to warrant the need for a full valuation allowance against our net deferred tax assets.

As of December 31, 2016 and March 31, 2016, the Company had liabilities for uncertain tax positions of $2.3 million, none of which, if recognized, would impact the Company’s effective tax rate. Interest and penalty charges, if any, related to uncertain tax positions would be classified as income tax expense in the accompanying condensed consolidated statements of operations. As of December 31, 2016 and March 31, 2016, the Company had no accrued interest or penalties related to uncertain tax positions.

The Company is not currently under audit. The Company believes it has recorded all appropriate provisions for all jurisdictions and open years. The Company, however, can give no assurance that taxing authorities will not propose adjustments that would increase its tax liabilities.